Subsequent Events	6 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13 — SUBSEQUENT EVENTS

On April 1, 2025, the Company’s wholly owned subsidiary, Global Mofy HK, entered into a Shareholders Agreement with the other investor and the founder shareholders. Pursuant to the Shareholders Agreement, Global Mofy HK will invest an amount of US$201,000 into Wetruck to subscribe 6.7% of its equity interests. Global Mofy HK made a cash payment of $201,000 on June 9, 2025.

On April 15, 2025, the Company issued and sold 2,030,460 Class A Ordinary Shares accompanying warrants of 2,030,460 shares to several accredited investors. The purchase price of each Share and Warrant is $1.97. The net proceeds of $2.42 million were received on October 31, 2024.

On April 24, 2025, the Company entered into an employment agreement with each of Mr. Haogang Yang, the Chief Executive Officer of the Company, Mrs. Wenjun Jiang, the Chief Technology Officer of the Company, and Mr. Nan Zhang, the Chief Marketing Officer of the Company (collectively, the “Officers”). The Officers shall be eligible to receive performance-based equity compensation in the form of Class B Ordinary Shares pursuant to the milestones as set forth in the Employment Agreements (together with the Shares, the “Incentive Shares”). Pursuant to the Employment Agreements, the Officers shall receive an aggregate of 2,875,772 Class B ordinary shares of the Company.